Segment Information by geographical area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information by geographical area
External sales	$ 201,196	$ 214,550	$ 237,128
Property, plant and equipment, intangible assets, net	152,039	143,333	141,999
France
Segment information by geographical area
External sales	45,866	49,269	55,610
Property, plant and equipment, intangible assets, net	17,960	15,486	16,863
Rest of Europe
Segment information by geographical area
External sales	90,558	89,077	97,662
Property, plant and equipment, intangible assets, net	27,094	25,969	24,486
North America
Segment information by geographical area
External sales	14,463	17,915	22,219
Property, plant and equipment, intangible assets, net	11,827	11,938	11,228
Africa
Segment information by geographical area
External sales	20,012	21,901	21,709
Property, plant and equipment, intangible assets, net	38,731	37,375	38,658
Rest of the world
Segment information by geographical area
External sales	30,297	36,388	39,928
Property, plant and equipment, intangible assets, net	$ 56,427	$ 52,565	$ 50,764